SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 2,030,523	$ 1,617,333
Borrowings	643,546
Lease liabilities	231,643	532,846
Total	875,189	532,846
Total Contractual Cash flows [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	2,030,523	1,617,333
Borrowings	643,546
Lease liabilities	234,795	551,880
Total	2,908,864	2,169,213
Carrying Amount (Assets)/ Liabilities [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	2,030,523	1,617,333
Borrowings	643,546
Lease liabilities	231,643	532,846
Total	2,905,712	2,150,179
Less Than 6 Months [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	1,797,753	1,617,333
Borrowings	643,546
Lease liabilities	147,761	158,316
Total	2,589,060	1,775,649
6 - 12 Months [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	232,770
Borrowings
Lease liabilities	63,113	161,154
Total	295,883	161,154
Between 1 and 2 Years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Borrowings
Lease liabilities	22,068	208,957
Total	22,068	208,957
Between 2 and 5 Years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Borrowings
Lease liabilities	1,853	21,636
Total	1,853	21,636
Over 5 Years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Borrowings
Lease liabilities		1,817
Total		$ 1,817